Segment information and information by geographical area (Tables)	12 Months Ended
Dec. 31, 2022
Segment information and information by geographical area
Schedule of information by segment
(€ million)	Exploration & Production	Global Gas & LNG Portfolio	Refining & Marketing and Chemicals	Plenitude & Power	Corporate and Other activities	Adjustments of intragroup profits	Total
2022
Sales from operations including intersegment sales	31,200	48,586	59,178	20,883	1,879
Less: intersegment sales	(18,304)	(7,356)	(708)	(1,157)	(1,689)
Sales from operations	12,896	41,230	58,470	19,726	190		132,512
Operating profit	15,908	3,730	460	(825)	(1,901)	138	17,510
Net provisions for contingencies	(147)	(393)	(1,110)	(14)	(1,340)	19	(2,985)
Depreciation and amortization	(6,018)	(217)	(506)	(358)	(139)	33	(7,205)
Impairments of tangible and intangible assets and right-of-use assets	(613)	(6)	(752)	(125)	(71)		(1,567)
Reversals of tangible and intangible assets and right-of-use assets	181	18	35	162	31		427
Write-off of tangible and intangible assets and right-of-use assets	(596)	(1)	(2)				(599)
Share of profit (loss) of equity-accounted investments	1,526	4	446	(20)	(115)		1,841
Identifiable assets (a)	60,473	12,282	14,925	11,987	1,491	(472)	100,686
Unallocated assets (b)							51,444
Equity-accounted investments	7,314	1	3,084	663	1,030		12,092
Identifiable liabilities (a)	17,385	12,572	9,011	4,787	4,416	(68)	48,103
Unallocated liabilities (b)							48,797
Capital expenditure in tangible and intangible assets	6,362	23	878	631	166	(4)	8,056
2021
Sales from operations including intersegment sales	21,742	20,843	40,374	11,187	1,698
Less: intersegment sales	(12,896)	(3,870)	(323)	(670)	(1,510)
Sales from operations	8,846	16,973	40,051	10,517	188		76,575
Operating profit	10,066	899	45	2,355	(816)	(208)	12,341
Net provisions for contingencies	(221)	(139)	(137)	(1)	(186)	(23)	(707)
Depreciation and amortization	(5,976)	(174)	(512)	(286)	(148)	33	(7,063)
Impairments of tangible and intangible assets and right-of-use assets	(194)	(28)	(1,342)	(132)	(27)		(1,723)
Reversals of tangible and intangible assets	1,438	2		112	4		1,556
Write-off of tangible and intangible assets	(384)		(2)	(1)			(387)
Share of profit (loss) of equity-accounted investments	8		(333)		(766)		(1,091)
Identifiable assets (a)	61,753	10,022	13,326	8,343	1,439	(591)	94,292
Unallocated assets (b)							43,473
Equity-accounted investments	2,639	17	2,366	667	198		5,887
Identifiable liabilities (a)	17,046	10,072	6,796	3,786	3,338	(49)	40,989
Unallocated liabilities (b)							52,257
Capital expenditure in tangible and intangible assets	3,861	19	728	443	187	(4)	5,234
2020
Sales from operations including intersegment sales	13,590	7,051	25,340	7,536	1,559
Less: intersegment sales	(7,231)	(1,689)	(403)	(401)	(1,365)
Sales from operations	6,359	5,362	24,937	7,135	194		43,987
Operating profit	(610)	(332)	(2,463)	660	(563)	33	(3,275)
Net provisions for contingencies	(98)	(64)	(118)	2	(26)	(45)	(349)
Depreciation and amortization	(6,273)	(125)	(575)	(217)	(146)	32	(7,304)
Impairments of tangible and intangible assets and right-of-use assets	(2,170)	(2)	(1,605)	(56)	(22)		(3,855)
Reversals of tangible and intangible assets	282		334	55	1		672
Write-off of tangible and intangible assets	(322)			(7)			(329)
Share of profit (loss) of equity-accounted investments	(980)	(15)	(363)	6	(381)		(1,733)
Identifiable assets (a)	59,439	4,020	10,716	4,387	1,444	(402)	79,604
Unallocated assets (b)							30,044
Equity-accounted investments	2,680	259	2,605	217	988		6,749
Identifiable liabilities (a)	17,501	3,785	5,460	2,426	3,316	(83)	32,405
Unallocated liabilities (b)							39,750
Capital expenditure in tangible and intangible assets	3,472	11	771	293	107	(10)	4,644

(a) Include assets/liabilities directly associated with the generation of operating profit.
(b) Include assets/liabilities not directly associated with the generation of operating profit.

Schedule of information by geographical area

Identifiable assets and investments by geographical area of origin

(€ million)	Italy	Other European Union	Rest of Europe	Americas	Asia	Africa	Other areas	Total
2022
Identifiable assets (a)	29,195	7,689	6,564	8,892	18,653	28,167	1,526	100,686
Capital expenditure in tangible and intangible assets	1,475	415	205	1,266	1,390	3,163	142	8,056
2021
Identifiable assets (a)	23,718	6,902	6,114	5,718	17,483	33,499	858	94,292
Capital expenditure in tangible and intangible assets	1,333	199	202	659	1,203	1,604	34	5,234
2020
Identifiable assets (a)	17,228	4,159	3,174	4,485	16,360	33,341	857	79,604
Capital expenditure in tangible and intangible assets	1,198	152	119	441	1,267	1,443	24	4,644
(a) Include assets directly associated with the generation of operating profit.

Schedule of sales from operations by geography

Sales from operations by geographical area of destination

€ million)	2022	2021	2020
Italy	60,090	29,968	14,717
Other European Union	25,413	14,671	9,508
Rest of Europe	21,748	12,470	8,191
Americas	6,929	4,420	2,426
Asia	9,062	7,891	4,182
Africa	9,191	7,040	4,842
Other areas	79	115	121
	132,512	76,575	43,987